Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2021 $ / shares	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 86,767		$ 83,518
Issued in connection with share-based compensation plans	2,345		1,825
Purchased for cancellation			(814)
Balance at end of period	98,762		86,767
Purchases	(4,743)		(4,853)
Sales	$ 4,763		$ 4,778
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,423,861		1,430,678
Issued in connection with share-based compensation plans | shares	1,326		1,043
Purchased for cancellation | shares			(7,860)
Balance at end of period | shares	1,425,187		1,423,861
Balance at beginning of period	$ 17,628		$ 17,645
Issued in connection with share-based compensation plans	100		80
Purchased for cancellation			(97)
Balance at end of period	$ 17,728		$ 17,628
Balance at end of period | $ / shares	$ 4.32		$ 4.29
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(1,388)		(582)
Balance at end of period | shares	(662)		(1,388)
Balance at beginning of period	$ (129)		$ (58)
Balance at end of period	$ (73)		$ (129)
Purchases | shares	(37,603)		(58,775)
Sales | shares	38,329		57,969
Purchases	$ (4,060)		$ (4,739)
Sales	$ 4,116		$ 4,668
Common shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,422,473
Balance at end of period | shares	1,424,525		1,422,473
Balance at beginning of period	$ 17,499
Balance at end of period	$ 17,655		$ 17,499
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	168,765
Balance at end of period | shares	112,015		168,765
Balance at beginning of period	$ 5,948		$ 5,706
Issued in connection with share-based compensation plans	2,250		1,750
Balance at end of period	$ 6,723		$ 5,948
Preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(2)		34
Balance at end of period | shares	(164)		(2)
Balance at beginning of period	$ (3)		$ 1
Balance at end of period	$ (39)		$ (3)
Purchases | shares	(6,306)		(5,319)
Sales | shares	6,144		5,283
Purchases	$ (683)		$ (114)
Sales	647		110
Preferred shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	5,945
Balance at end of period	$ 6,684		$ 5,945
Balance at end of period | shares	111,851		168,763
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BJ non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.31		$ 1.31
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.93		$ 0.93
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.91		$ 0.91
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	24,000
Balance at end of period | shares	24,000		24,000
Balance at beginning of period	$ 600
Balance at end of period	$ 600		$ 600
Dividends declared per share | $ / shares	$ 0.80		$ 0.85
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 0.75		$ 0.90
Series BK non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	29,000
Balance at end of period | shares			29,000
Balance at beginning of period	$ 725
Balance at end of period			$ 725
Dividends declared per share | $ / shares	$ 0.69		$ 1.38
Series BM non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	30,000
Balance at end of period | shares			30,000
Balance at beginning of period	$ 750
Balance at end of period			$ 750
Dividends declared per share | $ / shares	$ 1.03		$ 1.38
Series BO non-cumulative five year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	14,000
Balance at end of period | shares	14,000		14,000
Balance at beginning of period	$ 350
Balance at end of period	$ 350		$ 350
Dividends declared per share | $ / shares	$ 1.20		$ 1.20
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	15
Balance at end of period | shares	15		15
Balance at beginning of period	$ 23
Balance at end of period	$ 23		$ 23
Dividends declared per share | $ / shares		$ 67.50		$ 67.50
Series 1 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,750
Balance at end of period | shares	1,750		1,750
Balance at beginning of period	$ 1,750
Balance at end of period	$ 1,750		$ 1,750
dividends declared per share	4.50%	4.50%	4.50%	4.50%
Series 2 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at end of period | shares	1,250
Balance at end of period	$ 1,250
dividends declared per share	4.00%	4.00%
Series 3 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at end of period | shares	1,000
Balance at end of period	$ 1,000
dividends declared per share	3.65%	3.65%